Changes in Significant Accounting Policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Notes and Other Explanatory Information [Abstract]
Increase in depreciation of right-of-use asset	$ 13,098
Increase in finance costs	3,765
Decrease in profit for the year	(16,863)
Right-of-use assets	23,811
Lease liabilities	$ 24,584